Capital Disclosures - Schedule of Debt to Book Capitalization Ratio (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Long-term debt	$ 11,445	$ 14,694
Less: cash and cash equivalents	920	744	$ 184	$ 139
Long-term debt, net	10,525	13,950
Total shareholders’ equity	$ 38,175	$ 36,945	$ 32,380
Debt to book capitalization	22.00%	27.00%